Financial Instruments - Schedule of Reconciliation of Warrant Liability (Details) - 2007 Warrants [Member]	9 Months Ended
Sep. 29, 2015 USD ($)
Warrant liability, beginning balance	$ 7,386,000
Decrease in fair value of warrant liability	(2,099,000)
Warrant liability, ending balance	$ 5,287,000